Inventories	12 Months Ended
Dec. 31, 2022
Inventories
Inventories

8.Inventories

The inventories balance is presented net of the allowance for inventory losses.

	2022	2021
Crude oil (1)	5,971,109	3,305,965
Fuels and petrochemicals (2)	3,241,154	2,845,486
Materials for goods production	2,667,771	2,246,761
	11,880,034	8,398,212
(1)	The variation is mainly due to a higher level of inventories in transit and connected for delivery in January 2023, and recovery of indicators (Brent reference).
(2)	The variation is mainly due to the receipt of fuel imports to accomplish with the national demand for fuels.

The following are the changes of the allowances for losses for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Opening balance	(127,662)	(109,549)	(131,526)
Additions	(18,236)	(58,437)	(9,748)
Increase due to business combination	—	(2,837)	—
Foreign currency translation	(3,591)	(1,449)	(122)
Effect of change of control in subsidiaries	—	—	20,075
Other (1)	20,692	44,610	11,772
Closing balance	(128,797)	(127,662)	(109,549)
(1)	It mainly includes uses.

Crude oil, fuel, and petrochemicals inventories are adjusted to the lower of cost and net realizable value, mainly due to fluctuations in international crude oil prices. The amount recorded for this in 2022 was $133,164 (2021 - $23,785; 2020 - $9,017).